Note 9 - Deposits - Schedule of Deposits (Details) - CAD ($) $ in Thousands	Oct. 31, 2021	Oct. 31, 2020
Statement Line Items [Line Items]
Deposits (note 9)	$ 1,853,204	$ 1,567,570
Average effective interest rate	1.19%	1.55%
Deposits from banks [member]
Statement Line Items [Line Items]
Total deposits, accrued interest	$ 12,931
Floating interest rate [member]
Statement Line Items [Line Items]
Deposits (note 9)	$ 495,551
Average effective interest rate	0.00%
Fixed interest rate [member] | Not later than three months [member]
Statement Line Items [Line Items]
Deposits (note 9)	$ 260,915
Average effective interest rate	1.21%
Fixed interest rate [member] | Later than three months and not later than one year [member]
Statement Line Items [Line Items]
Deposits (note 9)	$ 399,376
Average effective interest rate	1.49%
Fixed interest rate [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Deposits (note 9)	$ 272,782
Average effective interest rate	2.04%
Fixed interest rate [member] | Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Deposits (note 9)	$ 411,649
Average effective interest rate	1.79%